Cover	Jul. 06, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 06, 2021
Entity File Number	1-15371
Entity Registrant Name	iStar Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	95-6881527
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001095651
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	STAR
Security Exchange Name	NYSE
8.00% Series D Cumulative Redeemable Preferred Stock, $0.001 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Series D Cumulative Redeemable Preferred Stock, $0.001 par value
Trading Symbol	STAR-PD
Security Exchange Name	NYSE
7.65% Series G Cumulative Redeemable Preferred Stock, $0.001 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	7.65% Series G Cumulative Redeemable Preferred Stock, $0.001 par value
Trading Symbol	STAR-PG
Security Exchange Name	NYSE
7.50% Series I Cumulative Redeemable Preferred Stock, $0.001 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series I Cumulative Redeemable Preferred Stock, $0.001 par value
Trading Symbol	STAR-PI
Security Exchange Name	NYSE